Acquisition of entities under common control Acquisition of entities under common control (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended												0 Months Ended			0 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Noncontrolling Interest	Dec. 13, 2013 Seadrill Capricorn Holdings LLC	Dec. 13, 2013 Seadrill Operating LP	Dec. 31, 2013 Line of Credit $1,500 facility	Dec. 31, 2013 Line of Credit $1,500 facility Seadrill	Dec. 13, 2013 Line of Credit $1,500 facility Seadrill	Jun. 30, 2009 Line of Credit $1,500 facility Seadrill	Dec. 31, 2013 Discount Notes $229.9 discount note Seadrill	Dec. 13, 2013 Discount Notes $229.9 discount note Seadrill	Dec. 13, 2013 Discount Notes $229.9 discount note Seadrill Seadrill Capricorn Holdings LLC	Dec. 31, 2013 Discount Notes $70.0 discount note Seadrill	Dec. 13, 2013 Discount Notes $70.0 discount note Seadrill	Dec. 13, 2013 $1,121 facility	Dec. 13, 2013 West Sirius	Dec. 13, 2013 West Sirius Seadrill Capricorn Holdings LLC	Dec. 13, 2013 West Sirius Majority-Owned Subsidiary, Unconsolidated Noncontrolling Interest	Dec. 13, 2013 West Leo	Dec. 13, 2013 West Leo Seadrill Operating LP	Dec. 13, 2013 West Sirius and West Leo	Dec. 09, 2013 West Sirius and West Leo	Dec. 13, 2013 West Sirius and West Leo Stock Issued to Underwriters	Dec. 13, 2013 West Sirius and West Leo Stock Issued to Seadrill Limited
Business Acquisition [Line Items]
Ownership percentage				30.00%
Purchase price	$ 2,695.0															$ 1,035.0			$ 1,250.0
Debt assumed	898.8															220.2			485.0
Working capital adjustments	2.2															(106.7)			35.0
Excess of sales price over net assets acquired	1,306.6															546.9			612.7
Debt face amount					1,500.0	1,500.0	1,500.0	1,500.0	229.9	229.9	229.9	70.0	70.0	1,121.0
Noncontrolling interest, ownership percentage by noncontrolling owners															49.00%			70.00%
Equity contribution from Seadrill to Seadrill Operating LP	511.1	511.1		511.1
Equity contribution																	338.8				480.1
Ownership percentage in subsidiary	50.00%		51.00%
Common units issued as consideration																				12,880,000		1,680,000	3,394,916
Business acquistion, equity interest issued or issuable, share price																					$ 29.50
Business acquisition, equity interest issued or issuable, issuance costs																					$ 15.3